EDGAR

March 5, 1996

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


        Re: Freedom Investment Trust II
            Filing of Prospectuses and Statement of Additional Information under Rule 497(j) and 497(c)
            File Nos. 811-4630; 33-4559

Gentlemen:


CERTIFICATE UNDER RULE 497(j) and 497

(1) Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that all of the forms of Prospectuses for the Registrant for each of the following Series of the Registrant: John Hancock Global Income Fund, John Hancock Global Fund, John Hancock International Fund, John Hancock Special Opportunities Fund and John Hancock Short Term Strategic Income Fund and Statements of Additional Information's for John Hancock International, John Hancock Special Opportunities Fund and Short Term Strategic Income Fund that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

(2) Pursuant to 497(c)  attached for filing with the Commission is the Statement
of  Additional  Information  for  the  following  of  the  Registrant,   Freedom
Investment Trust II, John Hancock Global and John Hancock Global Income Fund.


Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer